Operations and Reorganization - Schedule Of Variable Interest Entities (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Assets
Cash and cash equivalents	¥ 609,199		¥ 173,328		$ 93,364
Short-term investments	584,999		121,126		89,655
Accounts receivable, net	268,830		200,675		41,200
Inventories, net	148,662		73,225		22,783
Amounts due from NetEase Group and Youdao Group	4,081		14,930		625
Prepayment and other current assets	235,532		120,891		36,098
Total current assets	1,851,566		2,029,912		283,765
Property and equipment, net	45,636		24,551		6,994
Operating lease right -of-use asset,net	105,865		23,873		16,225
Other assets, net	24,697		6,128		3,785
Total non-current assets	218,682		56,552		33,514
Total assets	2,070,248		2,086,464		317,279
Liabilities
Accounts payables	141,304		62,675		21,656
Payroll payable	209,603		94,488		32,123
Amounts due to NetEase Group and Youdao Group	67,230		48,126		10,303
Contract liabilities	1,440,489		456,805		220,765
Taxes payable	54,895		25,977		8,413
Accrued liabilities and other payables	602,044		192,643		92,267
Total liabilities	3,477,356		1,785,437		$ 532,928
Statements of operations and comprehensive loss [Abstract]
Net revenues	3,167,515	$ 485,443	1,304,883	¥ 731,598
Net income	(1,752,789)	(268,627)	(601,503)	(208,910)
Statement of cash flows [Abstract]
Net cash provided by/(used in) operating activities	(321,600)	(49,282)	(372,270)	(100,330)
Net cash (used in)/provided by investing activities	760,971	116,624	(1,084,005)	(374,000)
Net cash provided by financing activities	26,559	4,070	1,587,669	475,117
Net (decrease)/increase in cash and cash equivalents	435,871	$ 66,800	131,590	1,907
VIEs [Member]
Assets
Cash and cash equivalents	7,691		4,683
Short-term investments	10,354		116,125
Accounts receivable, net	145,212		145,570
Inventories, net	54,545		27,340
Amounts due from NetEase Group and Youdao Group	1,243,125		249,589
Prepayment and other current assets	69,610		56,228
Total current assets	1,530,537		599,535
Property and equipment, net	148
Operating lease right -of-use asset,net	988
Other assets, net	45,496		7,302
Total non-current assets	46,632		7,302
Total assets	1,577,169		606,837
Liabilities
Accounts payables	62,438		50,189
Payroll payable	6,863		10,140
Amounts due to NetEase Group and Youdao Group	26,728		41,667
Contract liabilities	1,388,567		434,114
Taxes payable	394		15,290
Accrued liabilities and other payables	35,244		22,519
Total liabilities	1,520,234		573,919
Statements of operations and comprehensive loss [Abstract]
Net revenues	2,434,223		997,736	606,334
Net income	24,212		3,173	13,891
Statement of cash flows [Abstract]
Net cash provided by/(used in) operating activities	(62,502)		50,978	48,263
Net cash (used in)/provided by investing activities	65,510		(67,118)	(50,000)
Net cash provided by financing activities			10,000
Net (decrease)/increase in cash and cash equivalents	¥ 3,008		¥ (6,140)	¥ (1,737)